Equity-Based Compensation - Additional Information (Detail) $ in Millions			3 Months Ended		6 Months Ended
	Jun. 03, 2021	Jun. 30, 2020 Day shares	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2021 USD ($) shares	Jun. 30, 2020 USD ($)	Jun. 02, 2021 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period					1 year
Market Condition Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options granted		12,800,000			12,806,407
Common stock threshold consecutive trading days | Day		20
Percentage of vesting awards during period		50.00%
Unrecognized compensation cost | $			$ 52.7		$ 52.7
Weighted-average period over which unrecognized compensation cost is expected to be recognized					3 years
Grant date	Jun. 03, 2021
End date of performance period	Jun. 03, 2024
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock based compensation expense | $			3.2	$ 0.1	$ 3.2	$ 0.1
Weighted-average period over which unrecognized compensation cost is expected to be recognized					3 years 9 months 18 days
RSU granted		2,590,472
Unrecognized compensation expenses | $			$ 37.3		$ 37.3
Expiration period from grant date					4 years
Restricted Stock Units (RSUs) [Member] | Share-based Payment Arrangement, Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration period from grant date					3 years
Legacy Two Thousand and Seventeen Profits Interest Units Plan [Member] | Profit Interest Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock based compensation expense | $					$ 1.0
Two Thousand and Twenty One Omnibus Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized							52,000,000.0
Two Thousand and Twenty One Employee Stock Purchase Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized							4,700,000
Cumulatively increase of common stock reserved and available for issuance							15,000,000.0
Percentage of cumulative increase of common stock capital shares reserved for future issuance over common stock issued and outstanding							(1.00%)